INTANGIBLE ASSETS, NET (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Software USD ($)	Dec. 31, 2012 Software RUB	Dec. 31, 2011 Software RUB	Dec. 31, 2012 Patents and licenses USD ($)	Dec. 31, 2012 Patents and licenses RUB	Dec. 31, 2011 Patents and licenses RUB	Dec. 31, 2012 Customer relationships USD ($)	Dec. 31, 2012 Customer relationships RUB	Dec. 31, 2011 Customer relationships RUB	Dec. 31, 2012 Contracts with suppliers USD ($)	Dec. 31, 2012 Contracts with suppliers RUB	Dec. 31, 2011 Contracts with suppliers RUB	Dec. 31, 2012 Non-compete agreements USD ($)	Dec. 31, 2012 Non-compete agreements RUB	Dec. 31, 2011 Non-compete agreements RUB
INTANGIBLE ASSETS, NET
Cost		546	570			283	297		161	165		62	67		23	23		17	18
Less: Accumulated amortization		(223)	(89)			(114)	(42)		(66)	(27)		(13)	(3)		(19)	(17)		(11)
Net carrying value	10.6	323.0	481.0		5.6	169.0	255.0	3.1	95.0	138.0	1.6	49.0	64.0	0.1	4.0	6.0	0.2	6.0	18.0
Amortization expenses of intangible assets	4.6	139.0	48.0	34.0
Estimated amortization expense
For the year ending December 31, 2013	2.8	85.0
For the year ending December 31, 2014	1.5	46.0
For the year ending December 31, 2015	1.3	41.0
For the year ending December 31, 2016	1.3	41.0
For the year ending December 31, 2017	1.3	41.0
Thereafter	2.4	69.0
Total	$ 10.6	323.0